FAIR VALUE MEASUREMENTS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 1 [Member]
Assets [Abstract]
Cash and marketable securities held in Trust Account	$ 696,957,196	$ 695,295,418